Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 8 - Goodwill and Other Intangible Assets

A.	Goodwill

Changes in goodwill as of December 31, 2015 are as follows:

US$ thousands
Balance at January 1, 2014	-

Business acquisition (see Note 3B)	12,242
Balance at January 1, 2015	12,242

Business acquisition (see Note 3A)	13,319
Balance at December 31, 2015	25,561

B.	Other intangible assets

Net other intangible assets as of December 31, 2015 are as follows:

		December 31
		2014	2015
	Useful life	US$ thousands
Original cost:
Intellectual property	3	200	200
Current technology	3	1,456	3,833
Customer relationships	3	540	1,937
Backlog	0.4	-	487
		2,196	6,457
Accumulated amortization:
Intellectual property		87	154
Current technology		28	654
Customer relationships		10	272
Backlog		-	213
		125	1,293

Other intangible assets, Net:
Intellectual property		113	46
Current technology		1,428	3,179
Customer relationships		530	1,665
Backlog		-	274
		2,071	5,164

Amortization expense for the years ended December 31, 2013, 2014 and 2015 were US$ 20 thousand, US$ 105 thousand and US$ 1,168 thousand, respectively.